FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS - FAIR VALUE MEASUREMENT AT REPORTING DATE (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets, Fair Value Disclosure [Abstract]
Estimated Fair Value	$ 1,353.2	$ 1,069.7
Derivative assets	18.0	13.3
Separate Accounts assets	2,704.2	2,280.8
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liabilities	2.9	0.9
Industrial and Miscellaneous
Assets, Fair Value Disclosure [Abstract]
Estimated Fair Value	1,394.8	1,000.7
Estimate of Fair Value Measurement
Assets, Fair Value Disclosure [Abstract]
Estimated Fair Value	0.0	0.0
Common stocks	0.2	2.0
Derivative assets	15.1	12.4
Separate Accounts assets	2,263.2	1,850.0
Total Assets	2,278.5	1,864.4
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liabilities	0.0	0.0
Total Liabilities at Fair Value	0.0	0.0
Estimate of Fair Value Measurement | Level 1
Assets, Fair Value Disclosure [Abstract]
Estimated Fair Value	0.0	0.0
Common stocks	0.0	0.0
Derivative assets	0.0	0.0
Separate Accounts assets	2,248.9	1,835.6
Total Assets	2,248.9	1,835.6
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liabilities	0.0	0.0
Total Liabilities at Fair Value	0.0	0.0
Estimate of Fair Value Measurement | Level 2
Assets, Fair Value Disclosure [Abstract]
Estimated Fair Value	0.0	0.0
Common stocks	0.0	0.0
Derivative assets	15.1	12.4
Separate Accounts assets	14.3	14.4
Total Assets	29.4	26.8
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liabilities	0.0	0.0
Total Liabilities at Fair Value	0.0	0.0
Estimate of Fair Value Measurement | Level 3
Assets, Fair Value Disclosure [Abstract]
Estimated Fair Value	0.0	0.0
Common stocks	0.2	2.0
Derivative assets	0.0	0.0
Separate Accounts assets	0.0	0.0
Total Assets	0.2	2.0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liabilities	0.0	0.0
Total Liabilities at Fair Value	0.0	0.0
Estimate of Fair Value Measurement | Net Asset Value (NAV)
Assets, Fair Value Disclosure [Abstract]
Estimated Fair Value	0.0	0.0
Common stocks	0.0	0.0
Derivative assets	0.0	0.0
Separate Accounts assets	0.0	0.0
Total Assets	0.0	0.0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liabilities	0.0	0.0
Total Liabilities at Fair Value	0.0	0.0
Estimate of Fair Value Measurement | Commercial mortgage-backed
Assets, Fair Value Disclosure [Abstract]
Estimated Fair Value	0.0	0.0
Estimate of Fair Value Measurement | Commercial mortgage-backed | Level 1
Assets, Fair Value Disclosure [Abstract]
Estimated Fair Value	0.0	0.0
Estimate of Fair Value Measurement | Commercial mortgage-backed | Level 2
Assets, Fair Value Disclosure [Abstract]
Estimated Fair Value	0.0	0.0
Estimate of Fair Value Measurement | Commercial mortgage-backed | Level 3
Assets, Fair Value Disclosure [Abstract]
Estimated Fair Value	0.0	0.0
Estimate of Fair Value Measurement | Commercial mortgage-backed | Net Asset Value (NAV)
Assets, Fair Value Disclosure [Abstract]
Estimated Fair Value	0.0	0.0
Estimate of Fair Value Measurement | Industrial and Miscellaneous
Assets, Fair Value Disclosure [Abstract]
Common stocks	0.2	2.0
Estimate of Fair Value Measurement | Industrial and Miscellaneous | Level 1
Assets, Fair Value Disclosure [Abstract]
Common stocks	0.0	0.0
Estimate of Fair Value Measurement | Industrial and Miscellaneous | Level 2
Assets, Fair Value Disclosure [Abstract]
Common stocks	0.0	0.0
Estimate of Fair Value Measurement | Industrial and Miscellaneous | Level 3
Assets, Fair Value Disclosure [Abstract]
Common stocks	0.2	2.0
Estimate of Fair Value Measurement | Industrial and Miscellaneous | Net Asset Value (NAV)
Assets, Fair Value Disclosure [Abstract]
Common stocks	0.0	0.0
Estimate of Fair Value Measurement | Options
Assets, Fair Value Disclosure [Abstract]
Derivative assets	15.1	12.4
Estimate of Fair Value Measurement | Options | Level 1
Assets, Fair Value Disclosure [Abstract]
Derivative assets	0.0	0.0
Estimate of Fair Value Measurement | Options | Level 2
Assets, Fair Value Disclosure [Abstract]
Derivative assets	15.1	12.4
Estimate of Fair Value Measurement | Options | Level 3
Assets, Fair Value Disclosure [Abstract]
Derivative assets	0.0	0.0
Estimate of Fair Value Measurement | Options | Net Asset Value (NAV)
Assets, Fair Value Disclosure [Abstract]
Derivative assets	$ 0.0	$ 0.0